Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - 2023 Convertible Notes [Member]	Dec. 31, 2023
Scenario One [Member] | Probability of each scenario [Member]
Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) [Line Items]
Debt instrument, measurement input	90	[1]
Scenario One [Member] | Expected remaining term (years) [Member]
Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) [Line Items]
Debt instrument, measurement input	0.5	[2]
Scenario One [Member] | Implied discount rate [Member]
Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) [Line Items]
Debt instrument, measurement input	25.8	[3]
Scenario Two [Member] | Probability of each scenario [Member]
Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) [Line Items]
Debt instrument, measurement input	10	[1]
Scenario Two [Member] | Expected remaining term (years) [Member]
Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) [Line Items]
Debt instrument, measurement input	0.76	[2]
Scenario Two [Member] | Implied discount rate [Member]
Borrowings and Other Financing Arrangements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) [Line Items]
Debt instrument, measurement input	25.8	[3]

[1]	The probability of each scenario is based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[2]	The expected remaining term represents the period of time that Bridge Convertible Notes are expected to be converted.
[3]	The implied discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.